Equity Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Equity Instruments at Fair Value Through Profit or Loss
The following table shows the bank’s holdings of equity instruments at fair value through profit or loss as of December 31, 2022 and 2021:

	Holdings
Name	12/31/2022		12/31/2021
	Fair value level	Book amounts	Book amounts
Equity Instruments

Measured at fair value through profit or loss
- Local
Mercado Abierto Electrónico SA	3	462,536	400,992
C.O.E.L.S.A.	3	87,563	73,232
Matba Rofex SA	3	58,306	61,161
Sedesa	3	21,291	29,835
AC Inversora SA	3	19,583	19,826
Mercado a Término Rosario SA	3	14,627	14,442
Provincanje SA	3	14,506	17,253
Pampa Energía SA	1	721	531
Argencontrol SA	3	478	793
San Juan Tennis Club SA	3	437	851
Other (1)		10	6,609,877

Subtotal local		680,058	7,228,793

- Foreign
Cedear Exxon Mob	1	22,559	6,298
Banco Latinoamericano de Comercio Exterior SA	1	20,957	24,266
Cedear Berkshire Hathaway Inc.	1	19,363	9,384
Cedear Pepsico	1	18,785	9,348
Cedear McDonald	1	17,874	9,425
Cedear Vista Oil & Gas	1	14,711	2,556
Cedear Wells F&C	1	11,506	6,407
Cedear Bank of America Corp.	1	9,267	6,348
Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales	3	5,646	5,415
Cedear Aztrazden	1	3,657	2,435
Other		15,075	54,469

Subtotal foreign		159,400	136,351

Total measured at fair value through profit or loss		839,458	7,365,144

Total equity instruments		839,458	7,365,144

(1)
It includes the Bank’s holding in Prima Medios de Pago SA, which, on January 21, 2019 the Bank, together with the other shareholders, accepted a purchase offer made by AI ZENITH (Netherlands) B.V. (a company related to Advent International Corporation) for the acquisition of 1,933,051 common shares of par value Ps.1 each and entitled to one vote, representing 4.6775 % of its share capital, equivalent to 51% of the Bank’s capital stock in such company.

On February 1, 2019, the Bank completed the transfer of such shares for a total purchase price of (in thousands) USD 64,542 out of which the Bank received on the date hereof (in thousands) USD 38,311 and the payment of the balance for an amount of (in thousands) USD 26,231 shall be deferred for 5 years as follows: (i) 30
% of such amount in pesos adjusted by Unit of Purchasing Power (UVA, for its acronym in Spanish) at a
15% nominal annual rate; and (ii) 70% in US Dollars at a 10% nominal annual rate. The purchase price is guaranteed by the issuance of notes in favor of the Bank and pledges of the transferred shares.
During July 2019, the process to determine the final selling price of the shares of Prisma was completed and the final price was (in thousands) USD 63,456. The difference arising from a final price lower than the estimated price was deducted from the price balance, therefore there was no need for the Bank to return any amounts received. All other payment conditions were not modified and remain in full force and effect under the terms described in this note.
On October 1, 2021, the Bank, together with the other class B Shareholders of Prisma, gave notice with respect to the exercise of the existing put option and therefore started the procedure to sell the remaining 49% of the capital stock of such company.
On March 18, 2022, the Bank completed the transfer of all remaining shares held in Prisma in favor of AI ZENITH (Netherlands) BV, representing 4.4941% of Prisma’s capital stock.
The price of such shares is (in
thousands
) USD 33,018 and shall be paid as follows: (i) 30% in
pesos
at UVA plus a nominal annual rate of 15% that shall be paid 50% on March 18, 2027 and the remaining on March 18, 2028, and (ii) 70% in US Dollars at a nominal annual rate of 10% that shall be paid 50% on March 18, 2027 and the remaining on March 18, 2028.
As of December 31, 2021, the holding of the Bank in Prisma (equivalent to 49%), was recorded in “Equity instruments at fair value through profit or loss”. The fair value corresponds to the final price of such shares, mentioned in the previous paragraph that was determined pursuant to proceeding contractually agreed between the parties as mentioned below.
On the other hand, the parties agreed that: (i) the 40% of the outstanding balance of the sale of 51% mentioned in the first paragraph of this note was paid on March 30, 2022 and (ii) the remaining balance shall be paid in two installments, on January 31, 2026 and January 31, 2027, respectively.
Finally, sellers retained the usufruct (dividends) of the shares sold to be declared by Prisma for the year ended December 31, 2018, which were collected on April 26, 2019. Besides the proportion applicable to the buyer of the dividends to be reported for the following fiscal years –with the buyer’s commitment to voting in favor of the distribution of certain minimum percentages– will be used to create a guarantee trust to repay the deferred price amount through the concession by the buyer and Prisma of a usufruct over the economic rights of the shares in favor of such trust. On March 18, 2022, an agreement updated was performed for the 100% of the shares.